Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Summary of Movement of Carrying Value of Equity Investments Accounted Using Measurement Alternative

The following table summarizes the movement of the carrying value of the Group’s equity investments accounted for using the measurement alternative for the year ended December 31, 2019, 2020 and 2021:

	As of December 31,
	2019	2020	2021
	(RMB in thousands)
Long-term investment at the beginning of the year	28,166	344,362	264,151
Addition	266,153	—	16,700
Disposal	(2,796)	(23,310)	(67,475)
Unrealized upward adjustments	51,891	19,059	—
Impairment	—	(69,156)	—
Foreign currency translation adjustments	948	(6,804)	(676)
Long-term investment at the end of the year	344,362	264,151	212,700